CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income	$ 1,960,243	$ 1,744,768	$ 1,610,469
Fee and asset management	9,026	9,476	10,346
Total revenues	1,969,269	1,754,244	1,620,815
EXPENSES
Property and maintenance	412,233	397,573	365,448
Real estate taxes and insurance	219,743	209,023	187,895
Property management	82,133	80,087	71,300
Fee and asset management	4,279	4,998	7,345
Depreciation	642,415	608,612	514,200
General and administrative	43,606	39,881	38,985
Impairment	0	45,380	11,124
Total expenses	1,404,409	1,385,554	1,196,297
Operating income	564,860	368,690	424,518
Interest and other income	7,977	5,166	16,578
Other expenses	(14,557)	(11,928)	(6,477)
Interest:
Expense incurred, net	(468,320)	(465,792)	(490,670)
Amortization of deferred financing costs	(17,006)	(10,114)	(12,327)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	72,954	(113,978)	(68,378)
Income and other tax (expense) benefit	(728)	(292)	(2,716)
(Loss) from investments in unconsolidated entities	0	(735)	(2,815)
Net gain on sales of unconsolidated entities	0	28,101	10,689
Net (loss) gain on sales of land parcels	4,217	(1,395)	0
(Loss) income from continuing operations	76,443	(88,299)	(63,220)
Discontinued operations, net	858,754	384,282	445,249
Net income	935,197	295,983	382,029
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(40,780)	(13,099)	(20,305)
Preference Interests and Units	0	0	(9)
Partially Owned Properties	(832)	726	558
Net income attributable to controlling interests	893,585	283,610	362,273
Preferred distributions	(13,865)	(14,368)	(14,479)
Net income available to Common Shares	$ 879,720	$ 269,242	$ 347,794
Earnings per share - basic:
(Loss) from continuing operations available to Common Shares	$ 0.200	$ (0.344)	$ (0.266)
Net income available to Common Shares	$ 2.984	$ 0.952	$ 1.271
Weighted average Common Shares outstanding	294,856	282,888	273,609
Earnings per share - diluted:
(Loss) from continuing operations available to Common Shares	$ 0.198	$ (0.344)	$ (0.266)
Net income available to Common Shares	$ 2.950	$ 0.952	$ 1.271
Weighted average Common Shares outstanding	312,065	282,888	273,609